Financial instruments - Summary of Undiscounted Contractual Maturities of Significant Financial Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	$ 15,552
Sales tax payable	4,012
Operating facility and loans	47,900
Lease obligations on right of use assets	9,058
Other non-current liabilities	1,830
Total	78,352
within 12 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	15,552
Sales tax payable	4,012
Operating facility and loans	20,600
Lease obligations on right of use assets	1,674
Other non-current liabilities	0
Total	41,838
13-24 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	18,413
Lease obligations on right of use assets	1,676
Other non-current liabilities	0
Total	20,089
25-36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	8,887
Lease obligations on right of use assets	1,232
Other non-current liabilities	0
Total	10,119
>36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	0
Lease obligations on right of use assets	4,476
Other non-current liabilities	1,830
Total	$ 6,306